INTANGIBLE ASSETS, NET (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization intangible assets	$ 4,219,327	$ 1,818,449	$ 157,164